Deficit - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Jan. 31, 2012 Apollo Affiliates And Other Related Parties	Dec. 31, 2012 Apollo Affiliates And Other Related Parties	Dec. 31, 2012 Apollo	Dec. 31, 2008 Apollo
Class of Stock [Line Items]
Shares Outstanding	82,556,847	82,556,847		82,556,847
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01		$ 0.01
Non-cash capital contribution	$ 218	$ 0	$ 0				$ 218
Advance from Apollo		225						225
Proceeds on Huntsman insurance recoveries							10
Fees related to the Huntsman settlement							2
Reimbursement of expenses incurred to obtain Huntsman insurance recoveries							1
Apollo share of insurance recoveries							7
Partial proceeds from the Preferred Equity Issuance received					16	189
Remaining proceeds held in reserve from the Preferred Equity Issuance						16
Proceeds from Issuance or Sale of Equity						204
Other current assets	81	72		90		16
Insurance Recoveries Received by Owner			163
Settlement payment to Huntsman			$ 200